Trade receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables
Trade receivables

7	Trade receivables

	2022	2021

Tuition fees	356,074	279,915
Educational content (a)	50,913	69,227
FIES	62,325	61,342
Educational credits (b)	27,535	5,375
Mobile app subscription (c)	27,675	20,946
Others	14,923	14,001
	539,445	450,806
(-) Allowance for doubtful accounts	(44,046)	(45,013)
	495,399	405,793
Current	452,831	378,351
Non-current	42,568	27,442

(a)	Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel, Além da Medicina and CardioPapers.
(b)	Related to trade receivables from special financing programs and balances outstanding from previous acquisitions.
(c)	Related to trade receivables from mobile applications subscriptions for digital medical content.

As of December 31, 2022 and 2021, the aging of trade receivables was as follows:

	2022	2021

Neither past due nor impaired	261,025	184,382
Past due
1 to 30 days	56,280	68,932
31 to 90 days	90,734	69,299
91 to 180 days	80,522	55,764
More than 180 days	50,884	72,429
	539,445	450,806

The changes in the allowance for doubtful accounts for the years ended December 31, 2022, 2021 and 2020, was as follows:

	2022	2021	2020

Balances at the beginning of the period	(45,013)	(32,980)	(14,763)
Additions	(42,708)	(47,819)	(32,081)
Write-offs	43,675	35,786	13,864
Balances at the end of the period	(44,046)	(45,013)	(32,980)